Note 3 - Fair Value of Financial Instruments (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Fair Value of Financial Instruments
3. Fair Value of Financial Instruments

The Company measures and records warrant liabilities at fair value in the accompanying financial statements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, includes:

•	Level 1 – Observable inputs for identical assets or liabilities such as quoted prices in active markets;

•	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•
Level 3 – Unobservable inputs in which little or no market data exists, which are therefore developed by the Company using estimates and assumptions that reflect those that a market participant would use.

Cash equivalents include United States Treasury Notes with original maturities of three months or less at time of purchase and money market funds. Short-term investments primarily include certificates of deposit at commercial banking institutions, with maturities of three months or more at time of purchase.

The valuation methodologies used to measure the fair value of the Company’s assets and instruments classified in stockholders’ equity are described as follows: Certificates of deposit are carried at amortized cost, which approximates fair value and are included within short-term investments as a Level 2 measurement in the table below.

The following tables represent the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis.

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$264,193	$—	$264,193
Total assets	$—	$264,193	$—	$264,193

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$—	$324,870	$—	$324,870
Total assets	$—	$324,870	$—	$324,870
Accrued warrant liability	$—	$—	$—	$—

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurements for the periods indicated:

	Three Months Ended	Three Months Ended
	March 31, 2021	March 31, 2020
	Accrued Warrant Liability	Accrued Warrant Liability
Beginning Balance	$-	$6,414
Total (gains) or losses, realized and unrealized, included in earnings (1)	-	160,689
Settlements	-	(122,691)
Ending Balance	$-	$44,412

(1)
Unrealized gains or losses related to the accrued warrant liability were included as change in value of accrued warrant liability. There were no realized gains or losses for the three months ended March 31, 2021 and 2020.

As of March 31, 2021 and December 31, 2020, the Company had no assets or liabilities that were measured at fair value on a nonrecurring basis.

The carrying amounts of the Company’s short-term financial instruments, which include cash and cash equivalents, accounts receivable and accounts payable, approximate their fair values due to their short maturities.

3. Fair Value Measurements

The Company measures and records warrant liabilities at fair value in the accompanying financial statements. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability, an exit price, in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value, includes:

•	Level 1 – Observable inputs for identical assets or liabilities such as quoted prices in active markets;

•	Level 2 – Inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•
Level 3 – Unobservable inputs in which little or no market data exists, which are therefore developed by the Company using estimates and assumptions that reflect those that a market participant would use.

The following tables represent the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2020 and 2019:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$324,870	$-	$324,870
Total assets	$-	$324,870	$-	$324,870
Liabilities:
Accrued warrant liability	$-	$-	$-	$-

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$-	$452,301	$-	$452,301
Total assets	$-	$452,301	$-	$452,301
Liabilities:
Accrued warrant liability	$-	$-	$6,414	$6,414

The Company has certain warrants that could require settlement in cash if a fundamental transaction occurs, as defined in the respective agreements. These agreements specify that any amount due to warrant holders as a result of a fundamental transaction would be based on the Black-Scholes pricing model.

The following are the assumptions used to measure the accrued warrant liability as of and during the years ended December 31, 2020 and 2019:

"Risk-free interest rate" means the range of U.S. Treasury rates with a term that most closely resembles the expected life of the option as of the date the option is granted.

"Expected dividend yield" means the anticipated dividend return for an investor over the expected life. For the Company, this amount is zero as it is not anticipated that dividends will be paid for the foreseeable future.

"Expected life" means the period of time that options granted are expected to remain outstanding, based wholly on the use of the simplified (safe harbor) method. The simplified method is used because the Company does not have adequate historical exercise information to estimate the expected life the options granted.

"Expected volatility" means a measure of the amount by which a financial variable, such as share price, has fluctuated (historical volatility) or is expected to fluctuate (implied volatility) during a period. Expected volatility is based on the Company’s historical volatility.

	December 31,
	2020	2019
Stock Price	$3.45	$0.60
Exercise Price	$20.40	$3.64 - 20.40
Term in years	0.04	1.04-1.60
Volatility	69.29%	84.59 - 98.24%
Annual rate of quarterly dividends	0%	0%
Discount rate- bond equivalent yield	0.00%	1.58 - 1.59%

The following table sets forth a summary of changes in the fair value of the Company’s Level 3 fair value measurement of the accrued warrant liability for the years ended December 31, 2020 and 2019:

Year Ended December 31, 2020
Beginning Balance	$6,414
Total (gains) or losses, realized and unrealized, included in earnings (1)	426,130
Settlements	(432,544)
Balance at December 31, 2020	$-

Year Ended December 31, 2019
Beginning Balance	$78,637
Total (gains) or losses, realized and unrealized, included in earnings (1)	(72,223)
Balance at December 31, 2019	$6,414

(1)	Unrealized gains or losses related to the accrued warrant liability were included as change in value of warrant liability.

Separate disclosure is required for assets and liabilities measured at fair value on a recurring basis, as documented above, from those measured at fair value on a nonrecurring basis. As of December 31, 2020 and 2019, the Company had no assets or liabilities that were measured at fair value on a nonrecurring basis.

The Company considers the accrued warrant liability measurement to be Level 3 because some of the inputs into the measurements are neither directly or indirectly observable. The following table summarizes the unobservable inputs into the fair value measurements:

	December 31, 2020
Description	Fair Value	Valuation Technique	Unobservable Input	Range in years
Accrued warrant liability	$-	Black-Scholes pricing model	Expected term	0.04

Management believes the value of the accrued warrant liability is more sensitive to changes in the Company’s stock price at the end of the respective reporting period as opposed to changes in the expected term. However, given the limited term remaining on the warrants recorded as liability instruments, a 10% increase or 10% decrease in the expected term or Company's stock price would not have changed the accrued warrant liability as of December 31, 2020.

The carrying amounts of the Company’s remaining financial instruments, which include cash, short-term investments, accounts receivable and accounts payable, approximate their fair values due to their short maturities.